Schedule of Investments

December 31, 2021 (Unaudited)

Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 90.90%
Banks - 4.05%
Hilltop Holdings, Inc.	88,219	$3,100,016

Capital Goods - 5.93%
Acuity Brands, Inc.	10,494	2,221,790
Park Aerospace Corp.	175,351	2,314,633

		4,536,423

Commercial & Professional Services - 7.28%
Franklin Covey Co. (a)	83,016	3,848,622
IAA, Inc. (a)	34,130	1,727,660

		5,576,282

Consumer Durables & Apparel - 9.70%
LGI Homes, Inc. (a)	22,573	3,487,077
Skechers U.S.A., Inc. - Class A (a)	90,797	3,940,590

		7,427,667

Diversified Financials - 5.23%
Cboe Global Markets, Inc.	10,476	1,366,070
Jefferies Financial Group, Inc.	67,954	2,636,615

		4,002,685

Energy - 5.08%
Civitas Resources, Inc.	79,374	3,886,945

Food & Staples Retailing - 1.79%
Naked Wines PLC (a)(b)	155,492	1,370,131

Food, Beverage & Tobacco - 5.97%
Becle SAB de CV (b)	1,091,871	2,746,275
Turning Point Brands, Inc.	48,357	1,826,928

		4,573,203

Media & Entertainment - 8.29%
Angi, Inc. (a)	137,667	1,267,913
InterActiveCorp (a)	11,537	1,508,001
Take-Two Interactive Software, Inc. (a)	20,066	3,566,130

		6,342,044

Pharmaceuticals, Biotechnology & Life Sciences - 14.65%
Green Thumb Industries, Inc. (a)(b)	212,000	4,698,024
Trulieve Cannabis Corp. (a)(b)	153,858	4,002,899
Verano Holdings Corp. (a)(b)	199,577	2,510,678

		11,211,601

Real Estate - 3.29%
FRP Holdings, Inc. (a)	43,516	2,515,225

Retailing - 3.45%
Burlington Stores, Inc. (a)	6,254	1,823,104
Camping World Holdings, Inc. - Class A	20,273	819,029

		2,642,133

Software & Services - 9.80%
Conduent, Inc. (a)	76,561	408,836
Dropbox, Inc. - Class A (a)	99,369	2,438,515
Keywords Studios PLC (b)	28,675	1,141,877
WNS Holdings Ltd. - ADR (a)(b)	39,845	3,515,126

		7,504,354

Technology Hardware & Equipment - 6.39%
Fabrinet (a)(b)	19,328	2,289,788
Silicom Ltd. (a)(b)	50,432	2,602,291

		4,892,079

TOTAL COMMON STOCKS (Cost $53,645,600)		69,580,788

EXCHANGE-TRADED FUND - 2.51%
Diversified Financials - 2.51%
iShares Gold Trust (a)	55,158	1,920,050

TOTAL EXCHANGE-TRADED FUND (Cost $1,411,681)		1,920,050

REAL ESTATE INVESTMENT TRUST (REIT) - 2.98%
Real Estate - 2.98%
PotlatchDeltic Corp.	37,852	2,279,447

TOTAL REIT (Cost $1,689,641)		2,279,447

Total Investments (Cost $56,746,922) - 96.39%		73,780,285
Other Assets in Excess of Liabilities - 3.61%		2,767,404

TOTAL NET ASSETS - 100.00%		$76,547,689

ADR - American Depositary Receipt

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.

Schedule of Open Forward Currency Contracts

December 31, 2021 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
State Street Bank	4/20/2022	USD	822,119	GBP	598,000	$13,164
State Street Bank	3/9/2022	USD	1,337,625	MXN	27,340,000	18,172

						$31,336

GBP - British Pound

MXN - Mexican Peso

USD - U.S. Dollar